FINANCIAL INSTRUMENTS - Currency Exchange Risk (Details) - Currency risk - Canadian dollar contracts $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 3.2
Increase of 10%, sensitivity analysis	28.8
Decrease of 10%, sensitivity analysis	$ (17.0)